Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 5,489	$ 5,017
Borrowings	94,186	91,617
Total borrowings	99,675	96,634
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	816	372
Borrowings	49,511	47,898
Total borrowings	$ 50,327	$ 48,270
Percent of current borrowings	1.00%	0.00%
Percent of non-current borrowings	50.00%	50.00%
Percent of total borrowings	51.00%	50.00%